Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	May 06, 2016
Document Effective Date	May 09, 2016
Prospectus Date	May 09, 2016
Class A and C Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class A
Prospectus:
Trading Symbol	AAEMX
Class A and C Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class C
Prospectus:
Trading Symbol	ACEMX
Class I Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class I
Prospectus:
Trading Symbol	AIEMX
Class Y and Y-2 Prospectus | Alger Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	AYEMX
Class Y and Y-2 Prospectus | Alger Emerging Markets Fund | Class Y-2
Prospectus:
Trading Symbol	AEMYX
Class Z Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Z
Prospectus:
Trading Symbol	AZEMX